Liabilities arising from securities (Details 1)	12 Months Ended
Dec. 31, 2024
Indexers Domestic [Member]
IfrsStatementLineItems [Line Items]
Financial Bills CDI	100% to 107% of CDI
Financial Bills IPCA	100% of IPCA
Financial Bills Pre fixed	Pre fixed: 6.42% to 16.38%
Real estate credit notes - LCI CDI	70% to 105.8% of CDI
Real estate credit notes - LCI CDI pre fixed	Pre fixed: 4.98% to 15.66%
Agribusiness credit notes - LCA CDI	70% to 108% of CDI
Agribusiness credit notes - LCA Pre fixed	Pre fixed: 7.74% to 15.76%
Secured Real Estate Notes - LIG CDI	80% to 106% of CDI
Indexers Abroad [Member]
IfrsStatementLineItems [Line Items]
Eurobonds	Up to 9% + CDI
Eurobonds CDI	4.3% of SOFR